FINANCIAL RISK MANAGEMENT - Commodity Price Risk Exposure and Management (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2019 $ / bbl bbl	Dec. 31, 2018 $ / shares	Dec. 31, 2018 $ / shares $ / Mcf	Dec. 31, 2018 $ / shares $ / bbl	Dec. 31, 2018 $ / shares Mcf	Dec. 31, 2018 $ / shares bbl	Dec. 31, 2018 $ / shares
WTL and LLS [Member]
Commodity Price Risk Exposure and Management
Outstanding derivative positions | bbl						3,864,000
Weighted average floor price				52.84
Weighted average ceiling price				61.65
Brent
Commodity Price Risk Exposure and Management
Outstanding derivative positions | bbl						989,000
Weighted average floor price				61.89
Weighted average ceiling price				69.17
Swaps | New derivative swap contract
Commodity Price Risk Exposure and Management
Weighted average price	59.35
Gas Derivatives
Commodity Price Risk Exposure and Management
Outstanding derivative positions | Mcf					7,428,000
Weighted average floor price | $ / Mcf			2.81
Weighted average ceiling price | $ / Mcf			2.93
Not later than one year | Collars | New derivative swap contract
Commodity Price Risk Exposure and Management
Outstanding derivative positions | bbl	120,000
Weighted average floor price	62.00
Weighted average ceiling price	66.75
Not later than one year | Short put option at $30 strike price
Commodity Price Risk Exposure and Management
Outstanding derivative positions | bbl						60,000
Not later than one year | Propane call option
Commodity Price Risk Exposure and Management
Outstanding derivative positions | bbl						312,000
Strike price | $ / shares		$ 0.76	$ 0.76	$ 0.76	$ 0.76	$ 0.76	$ 0.76
Not later than one year | Oil Derivatives | WTL and LLS [Member]
Commodity Price Risk Exposure and Management
Outstanding derivative positions | bbl						1,238,000
Weighted average floor price				58.83
Weighted average ceiling price				65.24
Not later than one year | Oil Derivatives | Brent
Commodity Price Risk Exposure and Management
Outstanding derivative positions | bbl						989,000
Weighted average floor price				61.89
Weighted average ceiling price				69.17
Not later than one year | Gas Derivatives
Commodity Price Risk Exposure and Management
Outstanding derivative positions | Mcf					3,372,000
Weighted average floor price | $ / Mcf			2.99
Weighted average ceiling price | $ / Mcf			3.23
Not later than three years | Swaps | New derivative swap contract
Commodity Price Risk Exposure and Management
Outstanding derivative positions | bbl	1,205,000
Weighted average price	59.35
Not later than three years | Basis hedges | New derivative swap contract
Commodity Price Risk Exposure and Management
Outstanding derivative positions | bbl	1,703,000
Weighted average price	5.63
Later than one year and not later than two years | Short put option at $30 strike price
Commodity Price Risk Exposure and Management
Outstanding derivative positions | bbl						36,000
Strike price | $ / shares		30	$ 30	$ 30	$ 30	$ 30	30
Later than one year and not later than two years | Short put option at $35 strike price
Commodity Price Risk Exposure and Management
Outstanding derivative positions | bbl						300,000
Strike price | $ / shares		35	35	35	35	$ 35	35
Later than one year and not later than two years | Propane call option
Commodity Price Risk Exposure and Management
Outstanding derivative positions | bbl						271,000
Strike price | $ / shares		$ 0.70	$ 0.70	$ 0.70	$ 0.70	$ 0.70	$ 0.70
Later than one year and not later than two years | Oil Derivatives | WTL and LLS [Member]
Commodity Price Risk Exposure and Management
Outstanding derivative positions | bbl						1,326,000
Weighted average floor price				53.66
Weighted average ceiling price				59.56
Later than one year and not later than two years | Gas Derivatives
Commodity Price Risk Exposure and Management
Outstanding derivative positions | Mcf					1,536,000
Weighted average floor price | $ / Mcf			2.65
Weighted average ceiling price | $ / Mcf			2.70
Later than one year and not later than three years | Put spreads | New derivative swap contract
Commodity Price Risk Exposure and Management
Outstanding derivative positions | bbl	136,000
Later than two years and not later than three years | Short put option at $35 strike price
Commodity Price Risk Exposure and Management
Outstanding derivative positions | bbl						300,000
Later than two years and not later than three years | Oil Derivatives | WTL and LLS [Member]
Commodity Price Risk Exposure and Management
Outstanding derivative positions | bbl						612,000
Weighted average floor price				48.49
Weighted average ceiling price				59.23
Later than two years and not later than three years | Gas Derivatives
Commodity Price Risk Exposure and Management
Outstanding derivative positions | Mcf					1,200,000
Weighted average floor price | $ / Mcf			2.66
Weighted average ceiling price | $ / Mcf			2.66
Later than three years and not later than four years | Short put option at $35 strike price
Commodity Price Risk Exposure and Management
Outstanding derivative positions | bbl						300,000
Later than three years and not later than four years | Oil Derivatives | WTL and LLS [Member]
Commodity Price Risk Exposure and Management
Outstanding derivative positions | bbl						528,000
Weighted average floor price				45.68
Weighted average ceiling price				60.83
Later than three years and not later than four years | Gas Derivatives
Commodity Price Risk Exposure and Management
Outstanding derivative positions | Mcf					1,080,000
Weighted average floor price | $ / Mcf			2.69
Weighted average ceiling price | $ / Mcf			2.69
Later than four years and not later than five years | Oil Derivatives | WTL and LLS [Member]
Commodity Price Risk Exposure and Management
Outstanding derivative positions | bbl						160,000
Weighted average floor price				40.00
Weighted average ceiling price				63.10
Later than four years and not later than five years | Gas Derivatives
Commodity Price Risk Exposure and Management
Outstanding derivative positions | Mcf					240,000
Weighted average floor price | $ / Mcf			2.64
Weighted average ceiling price | $ / Mcf			2.64
Commodity price risk
Commodity Price Risk Exposure and Management
Rolling period (in months)		36 months
Commodity price risk | Swaps
Commodity Price Risk Exposure and Management
Outstanding derivative positions					6,180,000	1,279,000
Top of range
Commodity Price Risk Exposure and Management
Developed producing reserves term		60 months
Top of range | Commodity price risk
Commodity Price Risk Exposure and Management
Projected production from proved reserves							80.00%
Bottom of range
Commodity Price Risk Exposure and Management
Developed producing reserves term		37 months
Bottom of range | Commodity price risk
Commodity Price Risk Exposure and Management
Percentage of proved developed reserves to hedge							50.00%
Developed producing reserves							80.00%